GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		$ 47,201	$ 44,054
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		24,391	16,733
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		7,865	14,095
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		6,760	6,385
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	[1]	$ 8,185	$ 6,841

[1]	As of December 31, 2023, 2022 and 2021, 1% from total revenues represent revenues in Israel